Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000212354 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212354 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212354 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000212354 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000212354 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000212354 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000212354 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000212354 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000212354 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000212354 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000212354 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000026756 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026756 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026756 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026756 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026756 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000026756 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026756 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026756 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000026756 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000026756 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000026756 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000026755 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026755 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026755 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026755 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026755 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000026755 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026755 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026755 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000026755 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000026755 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000026755 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%